Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000145024 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.24%
C000145024 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	23.29%
C000145024 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000145024 | International Equity
Holdings [Line Items]
Percent of Net Asset Value	14.03%
C000145024 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000145024 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000145024 | SPACs
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000145024 | Alternatives
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000145024 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	71.51%
C000145024 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000145024 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000145024 | U.S. Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000145024 | U.S. Government Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000145024 | Closed-End Funds - Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000145024 | Business Development Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145024 | Business Development Company Notes
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000145024 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000145024 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037794 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	51.24%
C000037794 | Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	23.29%
C000037794 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000037794 | International Equity
Holdings [Line Items]
Percent of Net Asset Value	14.03%
C000037794 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000037794 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000037794 | SPACs
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000037794 | Alternatives
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000037794 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	71.51%
C000037794 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000037794 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.95%
C000037794 | U.S. Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000037794 | U.S. Government Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000037794 | Closed-End Funds - Preferred Shares
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000037794 | Business Development Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000037794 | Business Development Company Notes
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000037794 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000037794 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000095455 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000095455 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000095455 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000095455 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	20.02%
C000095455 | US Government
Holdings [Line Items]
Percent of Net Asset Value	17.18%
C000095455 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000095455 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000095455 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000095455 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000095455 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000095455 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000095455 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000095455 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000095455 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000095455 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000095455 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000095455 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000095455 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000095455 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.96%
C000095455 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	32.84%
C000095455 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000095454 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000095454 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000095454 | BDCs
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000095454 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	20.02%
C000095454 | US Government
Holdings [Line Items]
Percent of Net Asset Value	17.18%
C000095454 | Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000095454 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000095454 | Muni/BAB
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000095454 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000095454 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000095454 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000095454 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000095454 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000095454 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000095454 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000095454 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000095454 | Preferreds
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000095454 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000095454 | DoubleLine Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.96%
C000095454 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	32.84%
C000095454 | DoubleLine Opportunistic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000119956 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000119956 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.65%
C000119956 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000119956 | US Government
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000119956 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	49.57%
C000119956 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000119956 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000119956 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000119956 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000119956 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	20.06%
C000119956 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000119956 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000119956 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000119956 | Global Bank Loan/High Yield Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	84.94%
C000119955 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000119955 | Investment Co. Bonds
Holdings [Line Items]
Percent of Net Asset Value	7.65%
C000119955 | Non-Agency MBS
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000119955 | US Government
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000119955 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	49.57%
C000119955 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000119955 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000119955 | Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000119955 | EM Debt
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000119955 | Developed Foreign
Holdings [Line Items]
Percent of Net Asset Value	20.06%
C000119955 | Convertibles
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000119955 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000119955 | Tactical Closed-End Fund Income Strategy (RiverNorth)
Holdings [Line Items]
Percent of Net Asset Value	15.06%
C000119955 | Global Bank Loan/High Yield Strategy (Oaktree)
Holdings [Line Items]
Percent of Net Asset Value	84.94%